Consolidated Statements of Comprehensive Earnings (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net earnings (loss)	$ 419	$ 612	$ 379
Other comprehensive earnings (loss):
Unrealized gain on investments and other financial instruments, net (excluding investments in unconsolidated affiliates)	(33)	41	24
Other comprehensive earnings - unrealized loss on investments in unconsolidated affiliates	(15)	23	(6)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(2)	6	(1)
Reclassification adjustments for change in unrealized gains and losses included in net earnings	4	(13)	(27)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	24	8	(10)
Other comprehensive earnings (loss)	(22)	65	(20)
Comprehensive earnings (loss)	397	677	359
Net earnings (loss) attributable to noncontrolling interests	17	5	10
Comprehensive earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	$ 380	$ 672	$ 349